Long-term Incentive Plans (Details 8)	12 Months Ended
Jan. 31, 2025 $ / shares shares
Statement [Line Items]
Number of options, outstanding	12,345,000
Options Exercisable	12,345,000
MedMelior [Member]
Statement [Line Items]
Number of options, outstanding	2,200,000
Options Exercisable	2,200,000
Vesting Terms	100% on April 25, 2024
Expiry date	Oct. 24, 2025
Exercise Price | $ / shares	$ 0.10